Goodwill (Details Narrative) - USD ($)	1 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Goodwill	$ 18,495,121	$ 18,785,807
Frankly [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 14,895,595	14,895,595
Goodwill descriptions	The calculation used a ten-year projected and discounted cash flow model using a discount rate of 20.5% and a long-term growth rate of 3%
UMG [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 3,209,045	$ 3,209,045
Goodwill descriptions	The value in use calculation used a ten-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 21.0% and a long-term growth rate of 3%.
Impairment of goodwill	$ 3,209,045
Intangible of impairment charges	$ 675,956